Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

a.	Equity Interests in Subsidiaries

Alterity Therapeutics Limited owns 100% of its subsidiaries, Alterity Therapeutics Inc. and Alterity Therapeutics UK Ltd.

b.	Key Management Personnel Remuneration

The Directors of Alterity during the year:

Mr. Geoffrey Kempler, Chairman

Mr. Brian Meltzer, Independent Non-Executive Director

Mr. Peter Marks, Independent Non-Executive Director

Mr. Lawrence Gozlan, Non-Executive Director

The Key Management Personnel of the Group during the year:

Dr. David Stamler	Chief Executive Officer
Ms. Kathryn Andrews	Chief Financial Officer – Resigned 30 January 2024

Remuneration of all key management personnel of the Group is determined by the Board of Directors following recommendation by the Remuneration Committee.

The Group is committed to remunerating senior executives in a manner that is market competitive and consistent with ‘best practice’ including the interests of shareholders. Remuneration packages are based on fixed and variable components, determined by the executive’s position, experience and performance, and may be satisfied via cash or equity.

Non-executive Directors are remunerated out of the aggregate amount approved by shareholders and at a level that is consistent with industry standards. Non-executive Directors do not receive performance based bonuses and prior shareholder approval is required to participate in any issuance of equity. No retirement benefits are payable other than statutory superannuation, if applicable.

The Group’s remuneration policy is not solely based on the Group’s performance, but also on industry practice.

The Group’s primary focus is research activities with a long term objective of developing and commercializing its research and development results.

The Group envisages its performance in terms of earnings will remain negative whilst the Group continues in the research and clinical trials. Shareholder wealth reflects this speculative and volatile market sector. This pattern is indicative of the Group’s performance over the past four years.

The purpose of a performance bonus is to reward individual performance in line with Group objectives. Consequently, performance based remuneration is paid to an individual where the individual’s performance clearly contributes to a successful outcome for the Group. This is regularly measured in respect of performance against key performance indicators (“KPI’s”).

The Group uses a variety of KPI’s to determine achievement, depending on the role of the executive being assessed.

			Post-	Long Term
2024	Short Term Benefits		Employment Superannuation	Benefits Long-service	Termination	Equity
	Base Fee	Bonus	Contribution	Leave	Benefit	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (2)	269,000	-	11,000	-	-	-	313,300
Mr. Brian Meltzer	63,348	-	6,937	-	-	-	70,000
Mr. Peter Marks	70,000	-	-	-	-	-	70,000
Mr. Lawrence Gozlan	70,000	-	-	-	-	-	70,000
	472,063	-	17,937	-	-	-	490,000

Other key management personnel
Dr. David Stamler (3)	716,615	166,063	-	(13,232)	-	552,622	1,422,068
Ms. Kathryn Andrews (1)	196,334	-	20,549	6,616	10,215	(32,567)	201,147
	912,949	166,063	20,549	6,616	10,215	520,055	1,623,215
Total	1,385,012	166,063	38,486	6,616	10,215	520,055	2,113,215

(1)	Ms. Kathryn Andrews resigned 30 January 2024 and served out her notice period accordingly. The unvested FY21 equity options for Kathryn Andrews were forfeited due to cessation of employment.
(2)	Includes $169,000 corporate advisory fees paid to an associate entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
(3)	Dr. David Stamler gets paid in US dollars.

2023	Short Term Benefits		Superannuation	Long-service	Termination	Equity
	Base Fee	Bonus	Contribution	Leave	Benefit	Options	Total
Directors’remuneration	A$	A$	A$	A$	A$	A$	A$
Mr. GeoffreyKempler (2)	302,800	-	10,500	-	-	-	313,300
Mr. Brian Meltzer	63,348	-	6,652	-	-	-	70,000
Mr. Peter Marks	70,000	-	-	-	-	-	70,000
Mr. Lawrence Gozlan	70,000	-	-	-	-	-	70,000
	506,148	-	17,152	-	-	-	523,300

Other key management personnel
Dr. David Stamler (1)	731,381	194,570	-	-	-	724,047	1,649,998
Ms. Kathryn Andrews (1)	294,921	-	25,292	7,215	-	40,128	367,556
	1,026,302	194,570	25,292	7,215	-	764,175	2,017,554
Total	1,532,450	194,570	42,444	7,215	-	764,175	2,540,854

(1)	Base Fee includes movements in the annual leave provision for Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.
(2)	Includes A$202,800 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.

			Post-	Long Term
2022	Short Term Benefits		Employment Superannuation	Benefits Long-service	Termination	Equity
	Base Fee	Bonus	Contribution	Leave	Benefit	Options	Total
Directors’ remuneration	A$	A$	A$	A$	A$	A$	A$
Mr. Geoffrey Kempler (2)	377,800	-	10,000	-	-	-	387,800
Mr. Brian Meltzer	63,636	-	6,359	-	-	-	69,995
Mr. Peter Marks	70,000	-	-	-	-	-	70,000
Mr. Lawrence Gozlan (3)	107,500	-	-	-	-	-	107,500
Dr. David Sinclair (4)	34,888	-	-	-	-	-	34,888
Mr. Tristan Edwards (4)	31,819	-	4,194	-	-	-	36,013
	685,643	-	20,553	-	-	-	706,196

Other key management personnel
Dr. David Stamler (1)	658,393	-	-	-	-	965,633	1,624,026
Ms. Kathryn Andrews (1)	296,979	-	23,568	6,711	-	32,531	359,789
	955,372	-	23,568	6,711	-	998,164	1,983,815
Total	1,641,015	-	44,121	6,711	-	998,164	2,690,011

(1)	Base Fee includes movements in the annual leave provision for Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.
(2)	Includes A$277,800 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
(3)	Includes A$37,500 in corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan for corporate advisory services including seeking and advancing opportunities to expand the Group’s product pipeline and other sources of funding to commence and continue the Group’s clinical trials.
(4)	David Sinclair and Tristan Edwards resigned on January 4, 2022.

The following Senior Executives were under contract during the year ended June 30, 2024:

Key management personnel	Duration	Notice Requirements	Termination
Kathryn Andrews *Resigned January 30,2024	Until termination by either party. Signed November 11, 2014	Ms Andrews may terminate with 30 days’ notice, or	Accrued entitlements including all unreimbursed business expenses.

		Without Cause the Group may terminate with 30 days’ notice, or With Cause the Group may terminate without notice	Permitted to keep and/or exercise options that have vested at the time of termination.

David Stamler	Until termination by either party. Signed January 6, 2021.	Each party will be required to provide 6 months’ notice of termination unless otherwise agreed to in writing.

Accrued entitlements including all unreimbursed business expenses.

Vested but unexercised options shall be exercisable within 30 days after the date of termination.

Unvested options will terminate automatically without further notice.

For good reason, Dr Stamler may terminate at any time upon written notice.

Payment equivalent to one hundred percent of current annualized salary.

Accrued entitlements including all unreimbursed business expenses.

Vested but unexercised options shall be exercisable within 30 days after the date of termination.

Unvested options will terminate automatically without further notice.

		With Cause, the Group may terminate at any time upon written notice	Payment limited to accrued salary, accrued but unused vacation pay and approved but unreimbursed expenses that are owed to date of termination

All options shall be canceled upon date of termination

c.	Key Management Personnel Equity Holdings

	Balance July 1, 2023	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2024
Fully Paid Ordinary Shares of the Group	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	7,142,857	7,469,523
Mr. Peter Marks	43,111	-	-	7,142,857	7,185,968
Ms. Kathryn Andrews (2)	-	-	-	-	-
Dr. David Stamler	3,555,000	-	-	7,142,857	10,697,857
	21,935,777	-	-	21,428,571	43,364,000

	Balance July 1, 2022	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2023
Fully Paid Ordinary Shares of the Group	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Mr. Peter Marks	43,111	-	-	-	43,111
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	3,555,000	3,555,000
	18,380,777	-	-	3,555,000	21,935,777

	Balance July 1, 2021	Received as Remuneration	Received on Exercise of Options	Net Change Other	Balance June 30, 2022
Fully Paid Ordinary Shares of the Group	No.	No.	No.	No.	No.
Mr. Geoffrey Kempler	18,011,000	-	-	-	18,011,000
Mr. Lawrence Gozlan	-	-	-	-	-
Mr. Brian Meltzer	326,666	-	-	-	326,666
Mr. Peter Marks	43,111	-	-	-	43,111
Dr. David Sinclair (1)	-	-	-	-	-
Mr. Tristan Edwards (1)	-	-	-	-	-
Ms. Kathryn Andrews	-	-	-	-	-
Dr. David Stamler	-	-	-	-	-
	18,380,777	-	-	-	18,380,777

(1)	David Sinclair and Tristan Edwards resigned on January 4, 2022.
(2)	Kathryn Andrews resigned January 30,2024 David Sinclair and Tristan Edwards resigned on January 4, 2022.

Share Options of the Group	Balance July 1, 2023 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During the year	Balance June 30, 2024 No.	Total Vested and Exercisable June 30, 2024 No.	Total Unvested June 30, 2024 No.
Mr. Geoffrey Kempler	14,000,000	-	-	-	-	-	-	14,000,000	14,000,000	-
Mr. Lawrence Gozlan	7,000,000	-	-	-	-	-	-	7,000,000	7,000,000	-
Mr. Brian Meltzer	7,000,000	-	-	-	-	9,523,809	-	16,523,809	16,523,809	-
Mr. Peter Marks	7,000,000	-	-	-	-	9,523,809	-	16,523,809	16,523,809	-
Ms. Kathryn Andrews(1)	5,000,000	-	-	-	(5,000,000)	-	-	-	-	-
Dr. David Stamler	91,392,720	120,000,000	-	-	-	9,523,809	-	220,916,529	104,740,244	116,176,285
	131,392,720	120,000,000	-	-	(5,000,000)	28,571,427	-	274,964,147	158,787,862	116,176,285

1)	Kathryn Andres resigned on January 30, 2024

Share Options of the Group	Balance July 1, 2022 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During the year	Balance June 30, 2023 No.	Total Vested and Exercisable June 30, 2023 No.	Total Unvested June 30, 2023 No.
Mr. Geoffrey Kempler	19,000,000	-	-	(5,000,000)	-	-	-	14,000,000	14,000,000	-
Mr. Lawrence Gozlan	8,250,000	-	-	(1,250,000)	-	-	-	7,000,000	7,000,000	-
Mr. Brian Meltzer	8,250,000	-	-	(1,250,000)	-	-	-	7,000,000	7,000,000	-
Mr. Peter Marks	8,250,000	-	-	(1,250,000)	-	-	-	7,000,000	7,000,000	-
Ms. Kathryn Andrews	5,000,000	-	-	-	-	-	-	5,000,000	1,250,000	3,750,000
Dr. David Stamler	91,392,720	-	-	-	-	-	-	91,392,720	32,368,255	59,024,465
	140,142,720	-	-	(8,750,000)	-	-	-	131,392,720	68,618,255	62,774,465

Share Options of the Group	Balance July 1, 2021 No.	Granted as Remuneration No.	Options Exercised No.	Options Expired No.	Options Forfeited No.	Net Change Other	Options Vested During the year	Balance June 30, 2022 No.	Total Vested and Exercisable June 30, 2022 No.	Total Unvested June 30, 2022 No.
Mr. Geoffrey Kempler	19,000,000	-	-	-	-	-	-	19,000,000	19,000,000	-
Mr. Lawrence Gozlan	8,250,000	-	-	-	-	-	-	8,250,000	8,250,000	-
Mr. Brian Meltzer	8,250,000	-	-	-	-	-	-	8,250,000	8,250,000	-
Mr. Peter Marks	8,250,000	-	-	-	-	-	-	8,250,000	8,250,000	-
Dr. David Sinclair (1)	7,000,000	-	-	-	(7,000,000)	-	-	-	-	-
Mr. Tristan Edwards (1)	7,000,000	-	-	-	(7,000,000)	-	-	-	-	-
Ms. Kathryn Andrews	500,000	5,000,000	-	(500,000)	-	-	-	5,000,000	-	5,000,000
Dr. David Stamler	95,392,720	-	-	(4,000,000)	-	-	-	91,392,720	-	91,392,720
	153,642,720	5,000,000	-	(4,500,000)	(14,000,000)	-	-	140,142,720	43,750,000	96,392,720

(1)	David Sinclair and Tristan Edwards resigned on January 4, 2022.